ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses	¥ (9,637,086)	$ (1,320,276)	¥ (11,433,063)	¥ (12,081,746)
Foreign exchange losses	1,512	207	2,356	(160,225)
Other income, net	125,325	17,169	230,936	268,000
Net income before taxes	7,892,422	1,081,256	5,277,451	4,742,372
Income tax expenses	(1,644,306)	(225,269)	(1,008,874)	(736,804)
Net income attributable to shareholders of the Company	6,248,116	855,987	4,268,577	4,005,568
Net income attributable to ordinary shareholders of the Company	6,264,314	858,206	4,285,336	4,024,173
Parent Company | Reportable Legal Entities
Operating costs and expenses	(19,770)	(2,708)	(25,517)	(17,288)
Interest (expense) income, net	24,376	3,339	17,316	(16,258)
Foreign exchange losses	316	43	(574)	(8,173)
Other income, net	15,939	2,184	29,311	7,674
Net (loss) income before taxes and income from equity in subsidiaries and VIEs	20,861	2,858	20,536	(34,045)
Equity in earnings of subsidiaries and VIEs	6,248,235	856,003	4,264,800	4,058,218
Net income before taxes	6,269,096	858,861	4,285,336	4,024,173
Income tax expenses	4,782	655
Net income attributable to shareholders of the Company	6,264,314	858,206	4,285,336	4,024,173
Net income attributable to ordinary shareholders of the Company	¥ 6,264,314	$ 858,206	¥ 4,285,336	¥ 4,024,173